UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Calamos Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (18.6%)
	Consumer Discretionary (4.0%)
60,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	$63,682
335,000	Beverages & More, Inc.* 11.500%, 06/15/22	318,784
960,000	CalAtlantic Group, Inc.µ 5.375%, 10/01/22	1,045,042
610,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	631,216
611,000	Century Communities, Inc. 6.875%, 05/15/22	643,123
556,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	622,153
950,000	Dana Financing Luxembourg Sarl*~ 6.500%, 06/01/26	1,019,535
	DISH DBS Corp.
800,000	6.750%, 06/01/21	884,816
505,000	5.875%, 11/15/24^	549,228
	GameStop Corp.*µ
500,000	5.500%, 10/01/19	514,507
125,000	6.750%, 03/15/21	129,658
759,000	Golden Nugget, Inc.* 8.500%, 12/01/21	805,660
	L Brands, Inc.µ
1,730,000	6.950%, 03/01/33	1,678,282
165,000	5.625%, 02/15/22	173,466
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,559,843
800,000	7.150%, 04/15/20	887,772
	PetSmart, Inc.*
170,000	5.875%, 06/01/25	163,766
115,000	8.875%, 06/01/25^	108,891
600,000	Reliance Intermediate Holdings, LP*µ 6.500%, 04/01/23	642,486
	Rite Aid Corp.
545,000	6.125%, 04/01/23*^	541,539
395,000	7.700%, 02/15/27	393,153
1,710,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	2,256,627
560,000	Salem Media Group, Inc.* 6.750%, 06/01/24	582,232
412,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	422,928
	Service Corp. International
1,000,000	8.000%, 11/15/21	1,185,210
295,000	5.375%, 05/15/24µ	314,263
	SFR Group, SA*
800,000	6.000%, 05/15/22	837,816
200,000	7.375%, 05/01/26	216,778
645,000	Time, Inc.*^ 5.750%, 04/15/22	669,691
1,200,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	1,256,916
		21,119,063

	Consumer Staples (0.5%)
675,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	555,269
PRINCIPAL AMOUNT		VALUE
1,600,000	JBS USA LUX SA / JBS USA Finance, Inc.*~^ 5.750%, 06/15/25	$1,586,336
650,000	The Nature’s Bounty Company*^ 7.625%, 05/15/21	701,340
		2,842,945

	Energy (2.7%)
620,000	Antero Midstream Partners, LP / Antero Midstream Finance Corp. 5.375%, 09/15/24	628,128
1,175,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	1,160,054
400,000	Bill Barrett Corp.^ 7.000%, 10/15/22	364,462
1,079,000	Calfrac Holdings, LP* 7.500%, 12/01/20	991,347
425,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	423,079
630,000	DCP Midstream, LLC*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	588,114
1,160,000	Drill Rigs Holdings, Inc.*@ 6.500%, 10/01/17	299,425
	Energy Transfer Equity, LPµ
500,000	5.875%, 01/15/24	540,575
300,000	5.500%, 06/01/27	315,689
1,050,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	294,000
	Gulfport Energy Corp.*
325,000	6.375%, 05/15/25	325,436
305,000	6.000%, 10/15/24	301,900
525,000	Laredo Petroleum, Inc. 6.250%, 03/15/23	541,120
1,500,000	MPLX, LPµ 4.875%, 06/01/25	1,611,337
955,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	953,138
400,000	Petroleum Geo Services Company*^ 7.375%, 12/15/20	365,648
130,000	Rice Energy, Inc. 7.250%, 05/01/23	139,961
4,000,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	4,061,000
680,543	W&T Offshore, Inc.* 9.000%, 05/15/20 10.750% PIK rate	575,059
		14,479,472

	Financials (1.7%)
885,000	Ally Financial, Inc.µ 8.000%, 11/01/31	1,101,803
2,335,000	AON Corp.µ 8.205%, 01/01/27	3,073,187
200,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	205,904
550,000	AssuredPartners, Inc.* 7.000%, 08/15/25	556,215
495,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	552,323
260,000	HUB International, Ltd.* 7.875%, 10/01/21	272,268

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Jefferies Finance, LLC*
600,000	7.375%, 04/01/20	$617,850
600,000	7.250%, 08/15/24	601,746
325,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	342,475
360,000	Navient Corp. 6.750%, 06/25/25	378,758
100,000	Oil Insurance, Ltd.*‡ 4.278%, 12/29/49 3 mo. USD LIBOR + 2.98%	91,057
865,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	908,695
170,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	172,765
		8,875,046

	Health Care (1.9%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	2,035,590
1,810,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	1,754,171
419,000	Endo International, PLC* 7.250%, 01/15/22	416,229
825,000	Endo, Ltd.*^ 6.000%, 07/15/23	715,316
340,000	Greatbatch, Ltd.* 9.125%, 11/01/23	373,563
795,000	HCA Holdings, Inc. 5.875%, 05/01/23	869,090
330,000	Hologic, Inc.*µ 5.250%, 07/15/22	349,059
750,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	717,180
1,400,000	Tenet Healthcare Corp.^ 6.750%, 06/15/23	1,388,989
1,635,000	Valeant Pharmaceuticals International, Inc.*^ 7.250%, 07/15/22	1,546,996
		10,166,183

	Industrials (2.4%)
450,000	ACCO Brands Corp.* 5.250%, 12/15/24	469,431
1,400,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trustµ 5.000%, 10/01/21	1,517,663
165,000	Allison Transmission, Inc.*µ 5.000%, 10/01/24	170,662
	Covanta Holding Corp.
225,000	5.875%, 03/01/24	220,256
70,000	5.875%, 07/01/25	68,429
134,000	DAE Funding, LLC* 5.000%, 08/01/24	136,907
750,000	Garda World Security Corp.* 7.250%, 11/15/21	766,594
260,000	Great Lakes Dredge & Dock Co.* 8.000%, 05/15/22	266,276
1,530,000	H&E Equipment Services, Inc.^ 7.000%, 09/01/22	1,590,404
65,000	Hertz Corp.*^ 7.625%, 06/01/22	64,322
175,000	Icahn Enterprises, LPµ 4.875%, 03/15/19	177,431
PRINCIPAL AMOUNT		VALUE
	IHO Verwaltungs GmbH*µ
200,000	4.500%, 09/15/23 5.250% PIK rate	$206,257
200,000	4.125%, 09/15/21 4.875% PIK rate	203,921
130,000	Kar Auction Services, Inc.* 5.125%, 06/01/25	135,682
	Meritor, Inc.
980,000	6.750%, 06/15/21	1,014,491
560,000	6.250%, 02/15/24	591,206
	Michael Baker International, LLC*
621,000	8.250%, 10/15/18	619,919
500,690	8.875%, 04/15/19 9.625% PIK rate	493,916
700,000	Navistar International Corp.^ 8.250%, 11/01/21	709,012
1,400,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	1,454,334
	United Rentals North America, Inc.
679,000	7.625%, 04/15/22	710,421
415,000	6.125%, 06/15/23^	433,140
335,000	4.875%, 01/15/28	335,838
495,000	United States Steel Corp.* 8.375%, 07/01/21	548,443
		12,904,955

	Information Technology (2.4%)
553,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	574,244
	Amkor Technology, Inc.
1,900,000	6.375%, 10/01/22	1,986,830
354,000	6.625%, 06/01/21	362,298
1,090,000	Cardtronics, Inc.µ 5.125%, 08/01/22	1,118,874
345,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	364,786
130,000	CDK Global, Inc.*µ 4.875%, 06/01/27	133,782
257,000	CDW, LLC / CDW Finance Corp.µ 5.000%, 09/01/23	269,121
	Clear Channel Worldwide Holdings, Inc.
360,000	7.625%, 03/15/20^	361,222
135,000	7.625%, 03/15/20	136,019
860,000	CommScope Technologies, LLC*µ 6.000%, 06/15/25	927,970
2,000,000	Hughes Satellite Systems Corp.^ 7.625%, 06/15/21	2,302,110
	Nuance Communications, Inc.µ
430,000	5.625%, 12/15/26*	459,113
420,000	6.000%, 07/01/24	450,089
249,000	5.375%, 08/15/20*	253,405
260,000	VFH Parent, LLC* 6.750%, 06/15/22	273,000
3,000,000	ViaSat, Inc. 6.875%, 06/15/20	3,066,225
		13,039,088

	Materials (0.9%)
605,000	ArcelorMittal, SA~ 7.500%, 10/15/39	714,308
360,000	Arconic, Inc.µ 5.125%, 10/01/24	383,440

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21	$240,999
200,000	7.250%, 04/01/23^	206,576
550,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	537,757
400,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	414,256
190,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	189,520
200,000	New Gold, Inc.* 6.375%, 05/15/25	207,557
420,000	Sealed Air Corp.*µ 5.250%, 04/01/23	452,527
1,300,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	1,377,883
		4,724,823

	Real Estate (0.2%)
14,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	14,733
	DuPont Fabros Technology, LPµ
520,000	5.875%, 09/15/21	538,741
300,000	5.625%, 06/15/23	321,052
90,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	93,248
135,000	M/I Homes, Inc.* 5.625%, 08/01/25	136,350
		1,104,124

	Telecommunication Services (1.5%)
125,000	CenturyLink, Inc.µ 7.500%, 04/01/24	136,072
200,000	CSC Holdings, LLC*µ 5.500%, 04/15/27	212,577
1,016,000	Embarq Corp.µ 7.995%, 06/01/36	1,034,695
	Frontier Communications Corp.
1,563,000	7.625%, 04/15/24^	1,275,033
440,000	11.000%, 09/15/25^	402,310
75,000	10.500%, 09/15/22	70,633
	Intelsat Jackson Holdings, SA
285,000	7.500%, 04/01/21	270,750
265,000	9.750%, 07/15/25*	274,034
241,000	8.000%, 02/15/24*	261,961
	Sprint Corp.
1,850,000	7.875%, 09/15/23	2,100,647
420,000	7.125%, 06/15/24	464,085
765,000	T-Mobile USA, Inc.µ 6.625%, 04/01/23	810,257
215,000	Windstream Corp. 7.750%, 10/15/20	207,161
235,000	Windstream Services, LLC 7.750%, 10/01/21	211,588
		7,731,803

	Utilities (0.4%)
1,050,000	AES Corp.µ 7.375%, 07/01/21	1,203,142
	NGPL PipeCo, LLC*
145,000	4.875%, 08/15/27	149,623
145,000	4.375%, 08/15/22	149,166
PRINCIPAL AMOUNT			VALUE
525,000		NRG Energy, Inc. 6.625%, 01/15/27	$540,065
			2,041,996

		Total Corporate Bonds (Cost $97,592,729)	99,029,498

CONVERTIBLE BONDS (32.5%)
		Consumer Discretionary (7.5%)
1,500,000	EUR	Bayer Capital Corp., BV* 5.625%, 11/22/19	2,069,670
670,000		CalAtlantic Group, Inc. 1.250%, 08/01/32	669,799
5,890,000		Ctrip.com International, Ltd. 1.000%, 07/01/20	7,197,786
2,987,000		DISH Network Corp.* 3.375%, 08/15/26	3,713,528
200,000,000	JPY	HIS Company, Ltd. 0.000%, 08/30/19	1,880,549
1,899,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	2,064,811
2,525,000		Liberty Interactive, LLC* 1.750%, 09/30/46	3,135,684
		Liberty Media Corp.
1,600,000		2.250%, 09/30/46*µ	1,721,312
1,550,000		1.375%, 10/15/23	1,964,261
850,000		Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	962,740
620,000		LVMH Moet Hennessy Louis Vuitton, SE 0.000%, 02/16/21	1,771,960
650,000		Macquarie Infrastructure Corp.^ 2.000%, 10/01/23	643,988
3,555,000		Priceline Group, Inc.^ 0.900%, 09/15/21	4,262,036
		Tesla, Inc.^
3,700,000		1.250%, 03/01/21µ	4,062,933
2,500,000		2.375%, 03/15/22	2,962,763
700,000		Weatherford International, Ltd.^ 5.875%, 07/01/21	742,749
			39,826,569

		Energy (1.2%)
3,300,000		Nabors Industries, Inc.*^ 0.750%, 01/15/24	2,599,097
302,000		SM Energy Company 1.500%, 07/01/21	283,792
3,000,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	3,340,297
			6,223,186

		Financials (1.2%)
1,700,000		Ares Capital Corp.*µ 3.750%, 02/01/22	1,722,763
1,800,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	2,373,255
3,180,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	2,524,105
			6,620,123

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		Health Care (3.2%)
1,757,000		BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	$2,074,209
675,000		Dexcom, Inc.* 0.750%, 05/15/22	668,496
950,000		Emergent Biosolutions, Inc.µ^ 2.875%, 01/15/21	1,285,839
1,625,000		Evolent Health, Inc.* 2.000%, 12/01/21	2,076,352
1,000,000		Flexion Therapeutics, Inc.* 3.375%, 05/01/24	1,107,510
1,635,000		Insulet Corp.* 1.250%, 09/15/21	1,784,259
1,650,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	1,780,399
1,250,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	1,612,950
700,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	994,434
1,080,000		Medidata Solutions, Inc.µ 1.000%, 08/01/18	1,493,176
900,000		Neurocrine Biosciences, Inc.*^ 2.250%, 05/15/24	920,416
925,000		NuVasive, Inc.µ 2.250%, 03/15/21	1,155,626
			16,953,666

		Industrials (3.9%)
593,000		Air Lease Corp.µ 3.875%, 12/01/18	857,834
1,052,000		Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	1,171,696
2,125,000		Dycom Industries, Inc.^ 0.750%, 09/15/21	2,498,660
2,500,000		Greenbrier Companies, Inc.* 2.875%, 02/01/24	2,714,125
1,750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	1,939,342
240,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	2,191,348
600,000		Kaman Corp.* 3.250%, 05/01/24	628,386
1,000,000		Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	1,010,065
2,100,000	EUR	Prysmian S.p.A. 1.250%, 03/08/18	3,062,714
2,500,000	EUR	Safran, SA 0.000%, 12/31/20	2,909,473
1,600,000		Tutor Perini Corp. 2.875%, 06/15/21	1,840,576
			20,824,219

		Information Technology (11.7%)
1,500,000		Ciena Corp.*µ 3.750%, 10/15/18	2,071,237
1,000,000		Citrix Systems, Inc.µ 0.500%, 04/15/19	1,189,400
1,585,000		Cypress Semiconductor Corp.µ 4.500%, 01/15/22	2,006,824
		Finisar Corp.
3,300,000		0.500%, 12/15/36*^	3,305,181
825,000		0.500%, 12/15/33µ	942,092
PRINCIPAL AMOUNT		VALUE
	FireEye, Inc.
1,600,000	1.000%, 06/01/35^	$1,506,336
1,271,000	1.625%, 06/01/35	1,159,095
1,600,000	Inphi Corp.*^ 0.750%, 09/01/21	1,620,672
3,300,000	Intel Corp. 3.250%, 08/01/39	5,699,842
1,200,000	Knowles Corp.^ 3.250%, 11/01/21	1,338,192
1,000,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	1,245,210
3,458,000	Microchip Technology, Inc.* 1.625%, 02/15/27	3,832,916
1,325,000	Nice Systems, Inc.* 1.250%, 01/15/24	1,435,982
675,000	Novellus Systems, Inc.~ 2.625%, 05/15/41	3,191,390
2,835,000	NXP Semiconductors, NVµ 1.000%, 12/01/19	3,396,061
2,930,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	3,153,456
1,700,000	OSI Systems, Inc.* 1.250%, 09/01/22	1,715,462
470,000	Palo Alto Networks, Inc.^ 0.000%, 07/01/19	611,038
1,600,000	Pandora Media, Inc. 1.750%, 12/01/20	1,520,912
1,750,000	Realpage, Inc.* 1.500%, 11/15/22	1,990,187
1,600,000	Rovi Corp.^ 0.500%, 03/01/20	1,606,752
2,745,000	Salesforce.com, Inc.µ 0.250%, 04/01/18	3,803,211
1,750,000	Servicenow, Inc.*^ 0.000%, 06/01/22	1,826,423
1,000,000	Silicon Laboratories, Inc.* 1.375%, 03/01/22	1,083,945
1,360,000	Square, Inc.*µ 0.375%, 03/01/22	1,799,402
	SunEdison, Inc.@
2,261,000	0.250%, 01/15/20*	52,828
275,000	2.000%, 10/01/18	6,801
965,000	Synaptics, Inc.*^ 0.500%, 06/15/22	994,515
1,625,000	Teradyne, Inc.*^ 1.250%, 12/15/23	2,062,060
1,300,000	Veeco Instruments, Inc.^ 2.700%, 01/15/23	1,395,999
700,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	754,166
	WebMD Health Corp.
1,200,000	2.625%, 06/15/23^	1,202,616
715,000	2.500%, 01/31/18µ	759,030
1,575,000	Workday, Inc.µ 0.750%, 07/15/18	2,023,308
		62,302,541

	Materials (0.3%)
975,000	Cemex, SAB de CV 3.720%, 03/15/20	1,137,976
400,000	RTI International Metals, Inc.µ 1.625%, 10/15/19	444,500
		1,582,476

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		Real Estate (1.8%)
3,750,000		AYC Finance, Ltd. 0.500%, 05/02/19	$4,069,140
1,400,000		Empire State Realty OP, LP*µ 2.625%, 08/15/19	1,597,736
1,300,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	1,542,274
850,000		Starwood Property Trust, Inc. 4.375%, 04/01/23	862,733
1,100,000		Starwood Waypoint Homesµ 3.000%, 07/01/19	1,323,327
			9,395,210

		Telecommunication Services (1.7%)
3,200,000	EUR	América Móvil, SAB de CV 0.000%, 05/28/20	3,760,320
4,600,000		Telenor East Holding II AS 0.250%, 09/20/19	5,181,440
			8,941,760

		TOTAL CONVERTIBLE BONDS (Cost $166,901,275)	172,669,750

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (11.0%)
	Consumer Staples (0.3%)
16,750	Bunge, Ltd. 4.875%, 12/31/49	1,824,665

	Energy (0.9%)
11,300	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)µ§** 3.399%, 09/15/29	863,602
35,500	Hess Corp.µ 8.000%, 02/01/19	1,996,875
44,000	NuStar Energy, LP‡ 7.625%, 12/31/49 3 mo. USD LIBOR + 5.64%	1,131,680
50,000	Southwestern Energy Companyµ 6.250%, 01/15/18	691,500
		4,683,657

	Financials (0.8%)
65,000	Affiliated Managers Group, Inc.µ^ 5.150%, 10/15/37	3,977,350

	Health Care (2.4%)
4,870	Allergan, PLCµ 5.500%, 03/01/18	4,353,829
53,075	Anthem, Inc.µ 5.250%, 05/01/18	2,732,301
66,629	Becton Dickinson and Companyµ 6.125%, 05/01/20	3,723,895
3,000	Teva Pharmaceutical Industries, Ltd. 7.000%, 12/15/18	1,752,000
		12,562,025

	Industrials (0.4%)
32,500	Rexnord Corp.µ 5.750%, 11/15/19	1,736,312
NUMBER OF SHARES			VALUE
4,000		Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	$429,320
			2,165,632

		Information Technology (0.6%)
16,200		Belden, Inc.µ 6.750%, 07/15/19	1,619,676
15,000		MTS Systems Corp. 8.750%, 07/01/19	1,826,091
			3,445,767

		Real Estate (1.3%)
16,928		American Tower Corp.µ 5.500%, 02/15/18	2,026,282
1,987		Crown Castle International Corp.µ 6.875%, 08/01/20	2,120,580
39,750		Welltower, Inc. 6.500%, 03/07/11	2,599,650
			6,746,512

		Telecommunication Services (3.2%)
80,974		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/03/19	14,478,645
24,900		T-Mobile USA, Inc.µ 5.500%, 12/15/17	2,496,225
			16,974,870

		Utilities (1.1%)
19,700		DTE Energy Companyµ 6.500%, 10/01/19	1,079,991
25,000		Dynegy, Inc. 7.000%, 07/01/19	1,611,250
16,700		Great Plains Energy, Inc.µ 7.000%, 09/15/19	931,860
36,000		NextEra Energy, Inc.µ 6.371%, 09/01/18	2,384,280
			6,007,381

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,720,808)	58,387,859

COMMON STOCKS (68.9%)
		Consumer Discretionary (9.0%)
2,600		Amazon.com, Inc.#	2,568,228
38,500		Carnival Corp.µ^	2,571,030
44,800		Comcast Corp. - Class A	1,812,160
50,600	EUR	Daimler, AG	3,545,279
100,000		Ford Motor Company~	1,122,000
184,000	HKD	Galaxy Entertainment Group, Ltd.	1,136,035
12,015		Home Depot, Inc.µ	1,797,444
10,800	KRW	Hyundai Motor Company	1,398,122
24,600		JD.com, Inc.#	1,111,182
10,000		Lowe’s Companies, Inc.µ^	774,000
10,800		McDonald’s Corp.	1,675,512
41,000	EUR	Moncler S.p.A.	1,101,028
40,000	ZAR	Naspers, Ltd. - Class N	8,842,181
4,410		Netflix, Inc.~^#	801,120
13,900		New Oriental Education & Technology Group, Inc.#	1,107,274
37,350		Newell Rubbermaid, Inc.µ~^	1,969,092
14,000		Nike, Inc. - Class Bµ^	826,700
83,000	JPY	Panasonic Corp.	1,143,183

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
9,000	EUR	Porsche Automobil Holding, SE	$515,098
450		Priceline Group, Inc.µ#	912,825
20,200		Starbucks Corp.µ^	1,090,396
29,300		Time Warner, Inc.~	3,000,906
15,000	TJX	Companies, Inc.	1,054,650
33,900	JPY	Toyota Motor Corp.	1,910,599
16,245		Walt Disney Companyµ	1,785,813
9,000		Whirlpool Corp.µ^	1,600,920
16,000	GBP	Whitbread, PLC	812,480
			47,985,257

		Consumer Staples (6.8%)
24,400	EUR	Anheuser-Busch InBev, SA	2,943,435
33,620	GBP	British American Tobacco, PLC	2,091,358
39,000		Coca-Cola Companyµ~	1,787,760
5,250		Costco Wholesale Corp.	832,177
160,800	GBP	Diageo, PLC	5,193,353
24,000		Mondelez International, Inc. - Class A~^	1,056,480
53,900	CHF	Nestlé, SA	4,549,674
11,000		Philip Morris International, Inc.µ^	1,283,810
26,000		Procter & Gamble Companyµ~^	2,361,320
15,500	GBP	Reckitt Benckiser Group, PLC	1,507,024
49,100	JPY	Seven & I Holdings Company, Ltd.	1,978,960
145,000	AUD	Treasury Wine Estates, Ltd.	1,411,687
85,590	EUR	Unilever, NV	4,987,983
32,000		Wal-Mart Stores, Inc.µ^	2,559,680
18,000		Walgreens Boots Alliance, Inc.µ^	1,452,060
			35,996,761

		Energy (4.6%)
875,000	GBP	BP, PLC	5,139,535
19,500		Chevron Corp.µ~^	2,129,205
40,000		ConocoPhillipsµ	1,814,800
23,500		Devon Energy Corp.	782,785
7,350		EOG Resources, Inc.	699,279
40,500		Exxon Mobil Corp.µ~^	3,241,620
3,130		Marathon Petroleum Corp.	175,249
24,000		Noble Corp., PLCµ^	96,000
3,400		Pioneer Natural Resources Company~	554,540
82,300	GBP	Royal Dutch Shell, PLC - Class Aµ	2,324,269
17,074		Schlumberger, Ltd.µ~^	1,171,276
73,000	CAD	Suncor Energy, Inc.µ	2,381,320
74,000	EUR	TOTAL, SA	3,763,175
			24,273,053

		Financials (10.6%)
312,200	HKD	AIA Group, Ltd.	2,455,612
9,900		American Express Company	843,777
24,085		American International Group, Inc.~	1,576,363
133,000	EUR	Azimut Holding, S.p.A^	2,979,909
105,000		Bank of America Corp.µ	2,532,600
16,650		Bank of New York Mellon Corp.µ	882,949
10,335		BB&T Corp.	489,052
14,600	EUR	BNP Paribas, SA	1,131,437
3,485		Chubb Corp.	510,413
73,500		Citigroup, Inc.	5,031,075
127,431	CHF	Credit Suisse Group, AG#	1,958,830
576,000	JPY	Daiwa Securities Group, Inc.	3,317,361
29,000	EUR	Deutsche Böerse, AG	3,028,101
15,500		Discover Financial Services	944,570
8,740		E*TRADE Financial Corp.#	358,340
NUMBER OF SHARES			VALUE
19,000		Hartford Financial Services Group, Inc.µ^	$1,045,000
96,178		Indiabulls Housing Finance, Ltd.	1,760,057
103,700	EUR	ING Groep, NV	1,937,514
20,000		Intercontinental Exchange, Inc.~	1,334,200
468,900	EUR	Intesa Sanpaolo, S.p.A	1,614,155
35,150		JPMorgan Chase & Companyµ^	3,226,770
99,000		Manulife Financial Corp.µ^	2,041,380
86,477		MetLife, Inc.µ^	4,756,235
207,700	JPY	Mitsubishi UFJ Financial Group, Inc.	1,317,672
11,300		Morgan Stanley	529,970
146,500	HKD	Ping An Insurance Group Company of China, Ltd.	1,084,410
8,100		PNC Financial Services Group, Inc.µ	1,043,280
98,000	CAD	Power Financial Corp.µ	2,655,256
8,500		Prudential Financial, Inc.µ	962,455
63,400	GBP	Prudential, PLC	1,546,992
31,040		Wells Fargo & Companyµ^	1,674,298
			56,570,033

		Health Care (8.4%)
17,000		Abbott Laboratories^	836,060
17,000		AbbVie, Inc.~	1,188,470
2,900		Aetna, Inc.	447,499
1,370		Alexion Pharmaceuticals, Inc.#	188,156
2,110		Allergan, PLC	532,416
9,750		Amgen, Inc.	1,701,472
16,175		Baxter International, Inc.	978,264
11,500	EUR	Bayer, AG	1,456,604
1,885		Biogen, Inc.#	545,877
942		Bioverativ, Inc.#	58,376
5,750		Bristol-Myers Squibb Company	327,175
11,350		Celgene Corp.µ^#	1,536,904
68,100	JPY	Chugai Pharmaceutical Company, Ltd.^	2,731,089
62,500	GBP	Hikma Pharmaceuticals, PLC^	1,163,417
8,790		Incyte Corp.#	1,171,619
26,700		Johnson & Johnsonµ^	3,543,624
42,000		Medtronic, PLC	3,526,740
26,289		Merck & Company, Inc.µ~	1,679,341
36,455	CHF	Novartis, AG	3,105,156
27,000	DKK	Novo Nordisk, A/S - Class B	1,148,295
46,100		Pfizer, Inc.	1,528,676
21,400	CHF	Roche Holding, AG	5,417,823
24,000	GBP	Shire, PLC	1,341,658
6,635		Stryker Corp.^	976,009
2,655		Thermo Fisher Scientific, Inc.	466,032
48,733	EUR	UCB, SA	3,548,831
12,585		UnitedHealth Group, Inc.µ~^	2,413,929
4,725		Waters Corp.#	819,504
			44,379,016

		Industrials (9.7%)
190,000	CHF	ABB, Ltd.	4,451,004
36,500	EUR	Airbus Group, SEµ	3,049,818
37,029	EUR	ALSTOM	1,326,606
610,000	GBP	BAE Systems, PLC	4,839,636
4,500		Boeing Company^	1,091,070
8,025		Caterpillar, Inc.~	914,449
16,000		CSX Corp.µ	789,440
7,900		Cummins, Inc.~	1,326,410
34,325		Delta Air Lines, Inc.	1,694,282
15,125		Eaton Corp., PLC	1,183,531
27,900	JPY	FANUC Corp.	5,704,290

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES			VALUE
23,000	DKK	FLSmidth & Company, A/S	$1,407,701
242,500		General Electric Company^	6,210,425
26,650		Honeywell International, Inc.µ^	3,627,598
240,000	GBP	International Consolidated Airlines Group, SA	1,830,354
75,000	JPY	Komatsu, Ltd.	2,011,316
82,500		Larsen & Toubro, Ltd.	1,501,500
5,650		Northrop Grumman Corp.µ	1,486,685
29,725	EUR	Schneider Electric, SE#	2,332,913
19,000		Union Pacific Corp.µ~	1,956,240
8,000		United Parcel Service, Inc. - Class Bµ^	882,320
15,186		United Technologies Corp.µ^	1,800,604
			51,418,192

		Information Technology (13.4%)
4,375		Alphabet, Inc. - Class A#	4,136,563
6,266		Alphabet, Inc. - Class Cµ#	5,830,513
71,040		Apple, Inc.^	10,565,779
23,825		Applied Materials, Inc.µ	1,055,686
26,400	EUR	ASML Holding, NV	3,981,150
21,700		Baidu, Inc.µ^#	4,911,795
10,175		Broadcom, Ltd.^	2,509,766
60,000	JPY	Canon, Inc.	2,087,450
14,675		Cisco Systems, Inc.	461,529
15,775		Facebook, Inc. - Class A#	2,669,919
6,900		MasterCard, Inc. - Class Aµ	881,820
6,300		Microchip Technology, Inc.^	504,252
45,000		Micron Technology, Inc.µ^#	1,265,400
57,000		Microsoft Corp.µ^	4,143,900
20,400	JPY	Nintendo Company, Ltd.µ	6,928,138
580,000	EUR	Nokia Corp.	3,701,087
11,100		Oracle Corp.	554,223
9,825		QUALCOMM, Inc.µ	522,592
16,000		Salesforce.com, Inc.µ#	1,452,800
500	KRW	Samsung Electronics Company, Ltd.	1,075,240
14,150	EUR	SAP, SE	1,498,276
693,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,898,751
35,200	CHF	Temenos Group, AG#	3,402,656
15,000		Texas Instruments, Inc.µ	1,220,700
8,750		Visa, Inc. - Class A^	871,150
			71,131,135

		Materials (2.4%)
154,000	CAD	Barrick Gold Corp.	2,603,826
41,000		Dow Chemical Company	2,633,840
135,000	CAD	Goldcorp, Inc.µ	1,772,569
160,000	AUD	Newcrest Mining, Ltd.	2,599,771
5,100		Nucor Corp.	294,117
51,000	GBP	Rio Tinto, PLCµ	2,390,217
280,000	CAD	Yamana Gold, Inc.	729,898
			13,024,238

		Real Estate (1.0%)
8,236		American Tower Corp.	1,122,814
18,917		Crown Castle International Corp.µ^	1,902,672
81,000	JPY	Mitsui Fudosan Company, Ltd.	1,858,968
3,500		Welltower, Inc.^	256,865
			5,141,319
NUMBER OF SHARES			VALUE
		Telecommunication Services (2.4%)
86,500		América Móvil, SAB de CV - Series Lµ^	$1,529,320
50,000		AT&T, Inc.	1,950,000
30,200	JPY	Nippon Telegraph & Telephone Corp.	1,477,934
96,000	EUR	Orange, SA	1,615,380
36,000	JPY	SoftBank Group Corp.	2,901,512
1,176,545	GBP	Vodafone Group, PLC	3,448,872
			12,923,018

		Utilities (0.6%)
45,801	EUR	Engie	737,653
49,062		Exelon Corp.	1,881,037
29,000	EUR	RWE, AG#	611,047
			3,229,737

		TOTAL COMMON STOCKS (Cost $425,747,202)	366,071,759

EXCHANGE-TRADED FUNDS (1.5%)
		Other (1.5%)
65,000		iShares MSCI India ETF	2,233,400
148,000		SPDR Barclays Capital High Yield Bond ETF^	5,535,200

		TOTAL EXCHANGE-TRADED FUNDS (Cost $7,225,972)	7,768,600

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
25 2,500	Call, 10/20/17, Strike $27.00	2,200
25 2,500	Put, 10/20/17, Strike $21.00	2,538
24 2,400	Call, 10/20/17, Strike $25.00	3,480
24 2,400	Put, 10/20/17, Strike $19.00	1,200

	TOTAL PURCHASED OPTIONS (Cost $11,253)	9,418

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.6%)
12,362,757	Fidelity Prime Money Market Fund - Institutional Class	12,367,702
12,324,811	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	12,324,811

	TOTAL SHORT TERM INVESTMENTS (Cost $24,692,513)	24,692,513

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE

	TOTAL INVESTMENTS (137.1%) (Cost $772,891,752)	$728,629,397

LIABILITIES, LESS OTHER ASSETS (-37.1%)		(197,282,318)

NET ASSETS (100.0%)		$531,347,079

COMMON STOCKS SOLD SHORT (-2.5%) #
	Consumer Discretionary (-0.6%)
(18,800)	DISH Network Corp.	(1,203,764)
(6,610)	Tesla Motors, Inc.	(2,138,137)
		(3,341,901)

	Energy (-0.1%)
(65,602)	Southwestern Energy Company	(373,931)

	Health Care (-0.4%)
(5,150)	Becton Dickinson and Company	(1,037,210)
(31,950)	Teva Pharmaceutical Industries, Ltd.	(1,027,832)
		(2,065,042)

	Information Technology (-1.2%)
(21,200)	Alibaba Group Holding, Ltd.	(3,284,940)
(57,200)	Ciena Corp.	(1,472,900)
(28,500)	MTS Systems Corp.	(1,501,950)
		(6,259,790)

	Utilities (-0.2%)
(125,000)	Dynegy, Inc.	(1,122,500)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $12,270,111)	(13,163,164)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #
	Information Technology (-0.1%)
	Baidu, Inc.
160 16,000	Call, 12/15/17, Strike $220.00	$(310,400)
57 5,700	Call, 12/15/17, Strike $200.00	(187,673)
		(498,073)

	Materials (0.0%)
	United States Steel Corp.
25 2,500	Put, 10/20/17, Strike $25.00	(7,475)
24 2,400	Put, 10/20/17, Strike $23.00	(4,416)
		(11,891)

	TOTAL WRITTEN OPTIONS (Premium $79,770)	$(509,964)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $188,373,286. $44,398,701 of the collateral has been re-registered by one of the counterparties, BNP (see Note 4 - Borrowings).

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $15,181,496.

^	Security, or portion of security, is on loan.

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.

@	In default status and considered non-income producing.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2017.

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2017
	Value	% of Total Investments
US Dollar	$510,758,194	71.5%
European Monetary Unit	68,118,619	9.5%
Japanese Yen	39,440,369	5.5%
British Pound Sterling	33,629,165	4.7%
Swiss Franc	22,885,143	3.2%
Canadian Dollar	12,666,974	1.8%
South African Rand	8,842,181	1.2%
New Taiwan Dollar	4,898,751	0.7%
Hong Kong Dollar	4,676,057	0.6%
Australian Dollar	4,011,458	0.6%
Danish Krone	2,555,996	0.4%
South Korean Won	2,473,362	0.3%
Total Investments Net of Common Stocks Sold Short and Written Options	$714,956,269	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost basis of investments	$760,541,871
Gross unrealized appreciation	71,119,013
Gross unrealized depreciation	(116,704,615)
Net unrealized appreciation (depreciation)	$(45,585,602)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $66.25 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $198.75 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .20% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2017, the average borrowings under the Agreements were $196.0 million. For the period ended July 31, 2017, the average interest rate was 1.82%. As of July 31, 2017, the amount of total outstanding borrowings was $196.0 million ($49.0 million under the BNP Agreement and $147.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2017 was 1.55%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2017, the Fund used approximately $84.6 million of its cash collateral to offset the SSB Agreement, representing 11.6% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.99%, which can fluctuate depending on interest rates. As of July 31, 2017, approximately $82.5 million of securities were on loan ($51.9 million of fixed income securities and $30.6 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$99,029,498	$—	$99,029,498
Convertible Bonds	—	172,669,750	—	172,669,750
Convertible Preferred Stocks	34,337,515	24,050,344	—	58,387,859
Common Stocks U.S.	185,181,826	—	—	185,181,826
Common Stocks Foreign	10,880,522	170,009,411	—	180,889,933
Exchange-Traded Funds	7,768,600	—	—	7,768,600
Purchased Options	9,418	—	—	9,418
Short Term Investments	24,692,513	—	—	24,692,513
Total	$262,870,394	$465,759,003	$—	$728,629,397
Liabilities:
Common Stocks Sold Short U.S.	$13,163,164	$—	$—	$13,163,164
Written Options	509,964	—	—	509,964
Total	$13,673,128	$—	$—	$13,673,128

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$8,647,725	$8,647,725	$—
Total	$—	$8,647,725	$8,647,725	$—

 * Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 1, 2017